DISPOSAL GROUPS CLASSIFIED AS HELD-FOR-SALE - Assets and Liabilities Held-for-sale (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets and liabilities classified as held for sale
Assets held-for-sale	$ 2,027	$ 533
Liabilities held-for-sale	47	50
Italy Joint Venture
Assets and liabilities classified as held for sale
Assets held-for-sale	1,564
Deodar
Assets and liabilities classified as held for sale
Assets held-for-sale	462	509
Liabilities held-for-sale	47	35
Laos
Assets and liabilities classified as held for sale
Assets held-for-sale		22
Liabilities held-for-sale		15
Other individual assets
Assets and liabilities classified as held for sale
Assets held-for-sale	$ 1	$ 2